Other Current Liabilities (Details) - Schedule of Reconciliation of Deferred Revenue - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Deferred Revenue [Abstract]
Opening balance
Advances received during the year, net of revenue recognised	59,589
Deferred revenue acquired through business combination	150,016
Revenue recognised during the year that was included in the deferred revenue balance at the beginning of the year or at business combination	(150,016)
Closing balance	$ 59,589